Note 6 - Fixed Assets	9 Months Ended
Sep. 30, 2014
Notes
Note 6 - Fixed Assets

NOTE 6 – Fixed Assets

Fixed assets at September 30, 2014 comprised furniture and equipment totaling $10,482, net of accumulated depreciation of $720; and warehouse fixtures totaling $3,187, net of accumulate depreciation of $285. There was no balance of fixed assets recorded for the year ended December 31, 2013.